Document And Entity Information	12 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Entity Registrant Name	Cryoport, Inc.
Entity Filer Category	Smaller Reporting Company
Entity Central Index Key	0001124524
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Trading Symbol	CYRX